PORTFOLIO OF INVESTMENTS – as of March 31, 2020 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks – 98.8% of Net Assets
	Aerospace & Defense – 1.9%
1,423	Boeing Co. (The)(a)	$212,226
231	Huntington Ingalls Industries, Inc.(a)	42,091
1,228	Lockheed Martin Corp.(a)	416,231
1,073	Raytheon Co.(a)	140,724
2,331	United Technologies Corp.(a)	219,883

		1,031,155

	Air Freight & Logistics – 0.4%
1,410	FedEx Corp.(a)	170,976
397	XPO Logistics, Inc.(a)(b)	19,354

		190,330

	Airlines – 0.2%
2,785	Delta Air Lines, Inc.(a)	79,456
501	JetBlue Airways Corp.(a)(b)	4,484

		83,940

	Auto Components – 0.1%
858	Adient PLC(a)(b)	7,782
213	Garrett Motion, Inc.(a)(b)	609
884	Gentex Corp.(a)	19,589
343	Lear Corp.(a)	27,869
388	Magna International, Inc.(a)	12,385

		68,234

	Automobiles – 0.3%
6,673	General Motors Co.(a)	138,665
46	Tesla, Inc.(a)(b)	24,104

		162,769

	Banks – 3.9%
24,046	Bank of America Corp.(a)	510,497
8,308	Citigroup, Inc.(a)	349,933
1,199	Comerica, Inc.(a)	35,179
680	East West Bancorp, Inc.(a)	17,503
10,984	Fifth Third Bancorp(a)	163,113
1,807	First Republic Bank(a)	148,680
8,313	JPMorgan Chase & Co.(a)	748,419
780	SVB Financial Group(a)(b)	117,842

		2,091,166

	Beverages – 1.6%
9,769	Coca-Cola Co. (The)(a)	432,278
3,562	PepsiCo, Inc.(a)	427,796

		860,074

	Biotechnology – 2.2%
4,174	AbbVie, Inc.(a)	318,017
1,010	Alexion Pharmaceuticals, Inc.(a)(b)	90,688

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – continued
128	Alnylam Pharmaceuticals, Inc.(a)(b)	$13,933
1,554	Amgen, Inc.(a)	315,042
519	Biogen, Inc.(a)(b)	164,201
3,673	Gilead Sciences, Inc.(a)	274,594
222	Seattle Genetics, Inc.(a)(b)	25,614

		1,202,089

	Building Products – 0.5%
1,115	A.O. Smith Corp.(a)	42,158
1,240	Fortune Brands Home & Security, Inc.(a)	53,630
4,110	Johnson Controls International PLC(a)	110,806
203	Lennox International, Inc.(a)	36,903
355	Resideo Technologies, Inc.(a)(b)	1,718

		245,215

	Capital Markets – 2.2%
3,853	Bank of New York Mellon Corp. (The)(a)	129,769
424	BlackRock, Inc.(a)	186,547
2,256	Charles Schwab Corp. (The)(a)	75,847
381	FactSet Research Systems, Inc.(a)	99,319
1,453	Goldman Sachs Group, Inc. (The)(a)	224,619
6,612	Morgan Stanley(a)	224,808
429	MSCI, Inc.(a)	123,964
685	Raymond James Financial, Inc.(a)	43,292
1,456	TD Ameritrade Holding Corp.(a)	50,465

		1,158,630

	Chemicals – 1.8%
139	AdvanSix, Inc.(a)(b)	1,326
1,171	Air Products & Chemicals, Inc.(a)	233,743
379	Ashland Global Holdings, Inc.(a)	18,977
1,924	Celanese Corp.(a)	141,202
2,051	Huntsman Corp.(a)	29,596
1,725	Linde PLC(a)	298,425
1,650	PPG Industries, Inc.(a)	137,940
931	RPM International, Inc.(a)	55,395
1,880	Valvoline, Inc.(a)	24,609

		941,213

	Commercial Services & Supplies – 0.5%
226	Waste Connections, Inc.(a)	17,515
2,985	Waste Management, Inc.(a)	276,292

		293,807

	Communications Equipment – 1.0%
763	Ciena Corp.(a)(b)	30,375
12,288	Cisco Systems, Inc.(a)	483,041

		513,416

Shares	Description	Value (†)
Common Stocks – continued
	Consumer Finance – 0.2%
2,148	Ally Financial, Inc.(a)	$30,996
6,190	Synchrony Financial(a)	99,597

		130,593

	Containers & Packaging – 0.3%
938	Crown Holdings, Inc.(a)(b)	54,442
1,282	Packaging Corp. of America(a)	111,316

		165,758

	Diversified Financial Services – 2.0%
5,799	Berkshire Hathaway, Inc., Class B(a)(b)	1,060,231

	Diversified Telecommunication Services – 2.4%
22,690	AT&T, Inc.(a)	661,414
158	GCI Liberty, Inc., Class A(a)(b)	9,001
11,882	Verizon Communications, Inc.(a)	638,420

		1,308,835

	Electric Utilities – 2.2%
4,416	Alliant Energy Corp.(a)	213,249
4,817	American Electric Power Co., Inc.(a)	385,264
4,311	Evergy, Inc.(a)	237,320
1,669	OGE Energy Corp.(a)	51,288
4,992	Southern Co. (The)(a)	270,267

		1,157,388

	Electrical Equipment – 0.8%
303	Acuity Brands, Inc.(a)	25,955
3,149	Emerson Electric Co.(a)	150,050
1,052	Hubbell, Inc.(a)	120,706
3,793	Sensata Technologies Holding PLC(a)(b)	109,732

		406,443

	Electronic Equipment, Instruments & Components – 0.4%
512	Arrow Electronics, Inc.(a)(b)	26,558
1,920	Avnet, Inc.(a)	48,192
701	CDW Corp.(a)	65,382
4,536	Flex Ltd.(a)(b)	37,989
565	Trimble, Inc.(a)(b)	17,984

		196,105

	Energy Equipment & Services – 0.1%
238	KLX Energy Services Holdings, Inc.(a)(b)	166
1,852	National Oilwell Varco, Inc.(a)	18,205
2,154	Oceaneering International, Inc.(a)(b)	6,333
2,405	Transocean Ltd.(a)(b)	2,790

		27,494

	Entertainment – 2.2%
2,701	Activision Blizzard, Inc.(a)	160,655
948	Live Nation Entertainment, Inc.(a)(b)	43,096
121	Madison Square Garden Co. (The), Class A(a)(b)	25,581
1,199	Netflix, Inc.(a)(b)	450,224
5,103	Walt Disney Co. (The)(a)	492,950

		1,172,506

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 2.1%
1,589	Costco Wholesale Corp.(a)	$453,072
2,749	Sysco Corp.(a)	125,437
3,467	Walgreens Boots Alliance, Inc.(a)	158,615
3,497	Walmart, Inc.(a)	397,329

		1,134,453

	Food Products – 0.6%
493	Bunge Ltd.(a)	20,228
885	Hain Celestial Group, Inc. (The)(a)(b)	22,983
304	Ingredion, Inc.(a)	22,952
1,635	Kellogg Co.(a)	98,084
1,356	Post Holdings, Inc.(a)(b)	112,507
958	TreeHouse Foods, Inc.(a)(b)	42,296

		319,050

	Gas Utilities – 0.5%
1,623	Atmos Energy Corp.(a)	161,050
3,240	UGI Corp.(a)	86,411

		247,461

	Health Care Equipment & Supplies – 3.1%
5,136	Abbott Laboratories(a)	405,282
439	Align Technology, Inc.(a)(b)	76,364
473	Cooper Cos., Inc. (The)(a)	130,392
132	DexCom, Inc.(a)(b)	35,544
568	Hill-Rom Holdings, Inc.(a)	57,141
4,379	Hologic, Inc.(a)(b)	153,703
532	IDEXX Laboratories, Inc.(a)(b)	128,872
3,920	Medtronic PLC(a)	353,506
898	ResMed, Inc.(a)	132,266
583	STERIS PLC(a)	81,602
362	Teleflex, Inc.(a)	106,015

		1,660,687

	Health Care Providers & Services – 2.6%
741	Anthem, Inc.(a)	168,236
2,395	Centene Corp.(a)(b)	142,287
1,688	Cigna Corp.(a)	299,080
2,386	MEDNAX, Inc.(a)(b)	27,773
314	Molina Healthcare, Inc.(a)(b)	43,869
2,887	UnitedHealth Group, Inc.(a)	719,960

		1,401,205

	Hotels, Restaurants & Leisure – 1.6%
68	Domino’s Pizza, Inc.(a)	22,037
795	Dunkin’ Brands Group, Inc.(a)	42,214
404	Hilton Grand Vacations, Inc.(a)(b)	6,371

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
1,317	Hilton Worldwide Holdings, Inc.(a)	$89,872
1,174	Las Vegas Sands Corp.(a)	49,860
2,128	McDonald’s Corp.(a)	351,865
374	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)	4,638
2,295	MGM Resorts International(a)	27,081
3,772	Starbucks Corp.(a)	247,971
9	Vail Resorts, Inc.(a)	1,329

		843,238

	Household Durables – 0.1%
1,384	Leggett & Platt, Inc.(a)	36,925
2,218	Toll Brothers, Inc.(a)	42,697

		79,622

	Household Products – 1.8%
521	Clorox Co. (The)(a)	90,263
8,111	Procter & Gamble Co. (The)(a)	892,210

		982,473

	Industrial Conglomerates – 1.2%
1,949	3M Co.(a)	266,058
2,682	Honeywell International, Inc.(a)	358,825

		624,883

	Insurance – 2.0%
1,161	American Financial Group, Inc.(a)	81,363
4,388	Arch Capital Group Ltd.(a)(b)	124,882
2,336	Chubb Ltd.(a)	260,908
1,781	Cincinnati Financial Corp.(a)	134,376
6,379	Manulife Financial Corp.(a)	79,993
2,318	Prudential Financial, Inc.(a)	120,860
524	RenaissanceRe Holdings Ltd.(a)	78,244
1,229	Willis Towers Watson PLC(a)	208,746

		1,089,372

	Interactive Media & Services – 5.5%
584	Alphabet, Inc., Class A(a)(b)	678,579
1,002	Alphabet, Inc., Class C(a)(b)	1,165,136
6,549	Facebook, Inc., Class A(a)(b)	1,092,373

		2,936,088

	Internet & Direct Marketing Retail – 4.4%
1,119	Amazon.com, Inc.(a)(b)	2,181,737
132	Booking Holdings, Inc.(a)(b)	177,582
29	MercadoLibre, Inc.(a)(b)	14,169

		2,373,488

	IT Services – 5.1%
2,626	Accenture PLC, Class A(a)	428,721
446	FleetCor Technologies, Inc.(a)(b)	83,197
1,877	Global Payments, Inc.(a)	270,720

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
2,639	International Business Machines Corp.(a)	$292,744
973	Leidos Holdings, Inc.(a)	89,175
2,928	MasterCard, Inc., Class A(a)	707,288
5,183	Visa, Inc., Class A(a)	835,085

		2,706,930

	Leisure Products – 0.1%
590	Brunswick Corp.(a)	20,868
345	Polaris, Inc.(a)	16,612

		37,480

	Life Sciences Tools & Services – 1.1%
48	Bio-Rad Laboratories, Inc., Class A(a)(b)	16,827
573	Illumina, Inc.(a)(b)	156,498
879	PRA Health Sciences, Inc.(a)(b)	72,992
1,269	Thermo Fisher Scientific, Inc.(a)	359,888

		606,205

	Machinery – 1.3%
471	AGCO Corp.(a)	22,255
2,079	Caterpillar, Inc.(a)	241,247
999	Cummins, Inc.(a)	135,185
1,161	Deere & Co.(a)	160,404
804	IDEX Corp.(a)	111,040
208	WABCO Holdings, Inc.(a)(b)	28,090

		698,221

	Media – 1.2%
1,818	AMC Networks, Inc., Class A(a)(b)	44,195
12,770	Comcast Corp., Class A(a)	439,033
27,669	Sirius XM Holdings, Inc.(a)	136,685

		619,913

	Metals & Mining – 0.3%
3,420	Alcoa Corp.(a)(b)	21,067
1,947	Barrick Gold Corp.(a)	35,669
316	Rio Tinto PLC, Sponsored ADR(a)	14,397
590	Southern Copper Corp.(a)	16,614
833	Steel Dynamics, Inc.(a)	18,776
5,499	Vale S.A., Sponsored ADR(a)	45,587

		152,110

	Multi-Utilities – 0.4%
4,338	Public Service Enterprise Group, Inc.(a)	194,820

	Multiline Retail – 0.4%
1,545	Nordstrom, Inc.(a)	23,700
2,210	Target Corp.(a)	205,464

		229,164

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 2.5%
5,523	Canadian Natural Resources Ltd.(a)	$74,837
1,522	Cheniere Energy, Inc.(a)(b)	50,987
5,398	Chevron Corp.(a)	391,139
2,622	Concho Resources, Inc.(a)	112,353
1,986	EQT Corp.(a)	14,041
14,956	Exxon Mobil Corp.(a)	567,879
1,235	HollyFrontier Corp.(a)	30,270
2,741	Noble Energy, Inc.(a)	16,555
2,149	Ovintiv, Inc.(a)	5,802
1,099	Pioneer Natural Resources Co.(a)	77,095
3,754	WPX Energy, Inc.(a)(b)	11,450

		1,352,408

	Pharmaceuticals – 5.5%
6,701	Bristol-Myers Squibb Co.(a)	373,514
2,346	Eli Lilly & Co.(a)	325,437
241	Jazz Pharmaceuticals PLC(a)(b)	24,037
7,605	Johnson & Johnson(a)	997,244
8,198	Merck & Co., Inc.(a)	630,754
17,144	Pfizer, Inc.(a)	559,580
1,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR(a)(b)	8,980

		2,919,546

	Professional Services – 0.4%
57	CoStar Group, Inc.(a)(b)	33,471
502	ManpowerGroup, Inc.(a)	26,601
650	TransUnion(a)	43,017
998	Verisk Analytics, Inc.(a)	139,101

		242,190

	Real Estate Management & Development – 0.0%
176	Jones Lang LaSalle, Inc.(a)	17,772

	REITs—Apartments – 1.2%
1,056	American Campus Communities, Inc.(a)	29,304
836	Camden Property Trust(a)	66,245
793	Essex Property Trust, Inc.(a)	174,650
1,428	Mid-America Apartment Communities, Inc.(a)	147,127
5,939	UDR, Inc.(a)	217,011

		634,337

	REITs—Diversified – 1.3%
1,526	Crown Castle International Corp.(a)	220,354
980	Digital Realty Trust, Inc.(a)	136,132
2,963	Duke Realty Corp.(a)	95,942
700	Gaming & Leisure Properties, Inc.(a)	19,397
540	SBA Communications Corp.(a)	145,784
846	VICI Properties, Inc.(a)	14,077
998	W.P. Carey, Inc.(a)	57,964

		689,650

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Health Care – 0.1%
2,686	Medical Properties Trust, Inc.(a)	$46,441

	REITs - Hotels – 0.0%
672	Park Hotels & Resorts, Inc.(a)	5,316

	REITs - Mortgage – 0.3%
31,974	Annaly Capital Management, Inc.(a)	162,108

	REITs - Office Property – 0.1%
1,073	Kilroy Realty Corp.(a)	68,350

	REITs - Single Tenant – 0.1%
368	National Retail Properties, Inc.(a)	11,846
1,329	Realty Income Corp.(a)	66,264

		78,110

	REITs - Storage – 0.2%
984	Extra Space Storage, Inc.(a)	94,228

	Road & Rail – 1.3%
1,558	Norfolk Southern Corp.(a)	227,468
1,010	Old Dominion Freight Line, Inc.(a)	132,507
2,553	Union Pacific Corp.(a)	360,075

		720,050

	Semiconductors & Semiconductor Equipment – 4.6%
3,467	Advanced Micro Devices, Inc.(a)(b)	157,679
4,616	Applied Materials, Inc.(a)	211,505
298	ASML Holding NV, (Registered)(a)	77,969
377	First Solar, Inc.(a)(b)	13,595
11,303	Intel Corp.(a)	611,718
2,446	Marvell Technology Group Ltd.(a)	55,353
2,524	Maxim Integrated Products, Inc.(a)	122,692
1,796	NVIDIA Corp.(a)	473,426
638	NXP Semiconductors NV(a)	52,909
1,366	ON Semiconductor Corp.(a)(b)	16,993
3,242	QUALCOMM, Inc.(a)	219,321
813	Teradyne, Inc.(a)	44,040
3,912	Texas Instruments, Inc.(a)	390,926

		2,448,126

	Software – 8.8%
1,363	Adobe, Inc.(a)(b)	433,761
1,069	Cadence Design Systems, Inc.(a)(b)	70,597
526	CDK Global, Inc.(a)	17,279
956	Check Point Software Technologies Ltd.(a)(b)	96,116
661	Fortinet, Inc.(a)(b)	66,873
19,993	Microsoft Corp.(a)	3,153,096
4,662	Oracle Corp.(a)	225,315
165	Palo Alto Networks, Inc.(a)(b)	27,053
321	PTC, Inc.(a)(b)	19,648
2,196	salesforce.com, Inc.(a)(b)	316,180

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
619	ServiceNow, Inc.(a)(b)	$177,393
475	SS&C Technologies Holdings, Inc.(a)	20,815
745	Synopsys, Inc.(a)(b)	95,949

		4,720,075

	Specialty Retail – 1.8%
630	Advance Auto Parts, Inc.(a)	58,792
529	Burlington Stores, Inc.(a)(b)	83,825
933	Dick’s Sporting Goods, Inc.(a)	19,836
1,030	Foot Locker, Inc.(a)	22,711
3,590	Home Depot, Inc. (The)(a)	670,289
523	Ulta Beauty, Inc.(a)(b)	91,891
583	Williams-Sonoma, Inc.(a)	24,789

		972,133

	Technology Hardware, Storage & Peripherals – 5.5%
10,877	Apple, Inc.(a)	2,765,912
346	Dell Technologies, Inc., Class C(a)(b)	13,684
5,591	Hewlett Packard Enterprise Co.(a)	54,289
6,351	HP, Inc.(a)	110,254

		2,944,139

	Textiles, Apparel & Luxury Goods – 0.9%
309	Carter’s, Inc.(a)	20,310
304	Lululemon Athletica, Inc.(a)(b)	57,623
4,513	NIKE, Inc., Class B(a)	373,406
762	Skechers U.S.A., Inc., Class A(a)(b)	18,090

		469,429

	Tobacco – 1.1%
7,609	Altria Group, Inc.(a)	294,240
206	British American Tobacco PLC, Sponsored ADR(a)	7,043
4,288	Philip Morris International, Inc.(a)	312,853

		614,136

	Water Utilities – 0.4%
1,941	American Water Works Co., Inc.(a)	232,066

	Wireless Telecommunication Services – 0.1%
4,878	Sprint Corp.(a)(b)	42,048

	Total Common Stocks (Identified Cost $39,566,016)	52,876,912

Principal Amount	Description	Value (†)
Short-Term Investments – 3.1%
$ 1,656,103	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $1,656,103 on 4/01/2020 collateralized by $1,635,000 U.S. Treasury Note, 2.000% due 12/31/2021 valued at $1,693,822 including accrued interest(c) (Identified Cost $1,656,103)	$1,656,103

	Total Investments – 101.9% (Identified Cost $41,222,119)	54,533,015
	Other assets less liabilities – (1.9)%	(1,025,272)

	Net Assets – 100.0%	$53,507,743

Written Options – (4.7%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (4.7%)
S&P 500® Index, Call(d)	4/17/2020	2,550	(22)	$(5,686,098)	$(407,947)	$(271,150)
S&P 500® Index, Call(d)	4/17/2020	2,575	(22)	(5,686,098)	(296,722)	(236,280)
S&P 500® Index, Call(d)	4/17/2020	2,600	(22)	(5,686,098)	(350,207)	(203,610)
S&P 500® Index, Call(d)	4/17/2020	2,650	(23)	(5,944,557)	(326,769)	(150,650)
S&P 500® Index, Call(d)	4/24/2020	2,650	(22)	(5,686,098)	(264,302)	(183,150)
S&P 500® Index, Call(d)	4/30/2020	2,700	(22)	(5,686,098)	(214,311)	(152,020)
S&P 500® Index, Call(d)	5/15/2020	2,500	(23)	(5,944,557)	(291,992)	(477,825)
S&P 500® Index, Call(d)	5/15/2020	2,525	(24)	(6,203,016)	(375,012)	(459,120)
S&P 500® Index, Call(d)	5/15/2020	2,550	(22)	(5,686,098)	(376,180)	(385,770)

Total					$(2,903,442)	$(2,519,575)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“Cboe”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund fair values S&P 500® Index options pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2020, written options were fair valued at ($2,519,575) representing (4.7%) of net assets.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$52,876,912	$—	$—	$52,876,912
Short-Term Investments	—	1,656,103	—	1,656,103

Total	$52,876,912	$1,656,103	$—	$54,533,015

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(2,519,575)	$—	$(2,519,575)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2020, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2020:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(2,519,575)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2020 (Unaudited)

Software	8.8%
Technology Hardware, Storage & Peripherals	5.5
Interactive Media & Services	5.5
Pharmaceuticals	5.5
IT Services	5.1
Semiconductors & Semiconductor Equipment	4.6
Internet & Direct Marketing Retail	4.4
Banks	3.9
Health Care Equipment & Supplies	3.1
Health Care Providers & Services	2.6
Oil, Gas & Consumable Fuels	2.5
Diversified Telecommunication Services	2.4
Biotechnology	2.2
Entertainment	2.2
Capital Markets	2.2
Electric Utilities	2.2
Food & Staples Retailing	2.1
Insurance	2.0
Diversified Financial Services	2.0
Other Investments, less than 2% each	30.0
Short-Term Investments	3.1

Total Investments	101.9
Other assets less liabilities (including open written options)	(1.9)

Net Assets	100.0%